Numiner (Details) - NuMiner - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Feb. 03, 2022
Other Commitments [Line Items]
Deposits Assets	$ 10.0
Purchase Commitment, Description	enter into an agreement with NuMiner to purchase 60,000 units of new NM440 Machines for the purpose of cryptocurrency mining
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase Obligation, to be Paid, Year One		$ 1,700.0